UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06211

Name of Fund: Ready Assets U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets
U.S. Treasury Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Ready Assets U.S. Treasury Money Fund
Schedule of Investments  January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
U. S. Treasury Obligations (a) (000) Value
U.S. Treasury Bills:
0.11% - 0.13%, 2/03/11	$ 30,000	$ 29,999,792
0.13%, 2/10/11	34,189	34,187,918
0.13% - 0.16%, 2/17/11	35,564	35,561,838
0.15% - 0.16%, 2/24/11	21,140	21,137,976
0.13% - 0.19%, 3/03/11	16,033	16,031,006
0.15% - 0.18%, 3/10/11	33,385	33,379,772
0.15% - 0.19%, 3/17/11	35,240	35,232,755
0.11% - 0.16%, 3/24/11	15,006	15,002,756
0.15%, 4/07/11	15,000	14,995,938
0.15%, 4/14/11	20,150	20,144,085
0.15%, 5/05/11	18,000	17,993,175
0.20%, 5/26/11	5,000	4,996,913
0.21%, 6/02/11	8,000	7,994,353
0.19%, 7/07/11	8,000	7,993,413
0.19% - 0.24%, 7/28/11	15,948	15,931,447
0.28%, 11/17/11	5,000	4,988,761
Total U.S. Treasury Obligations - 106.1%		315,571,898
Total Investments
(Cost - $315,571,898*) – 106.1%		315,571,898
Liabilities in Excess of Other Assets – (6.1)%		(18,021,596)
Net Assets – 100.0%	$ 297,550,302

* Cost for federal income tax purposes.
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
U.S. Treasury
Obligations	--	$315,571,898	—	$ 315,571,898

READY ASSETS U.S. TREASURY MONEY FUND	JANUARY 31, 2011	1

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S. Treasury Money Fund

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S. Treasury Money Fund

Date: March 25, 2011